Long-term and Short-term treasury investments - Treasury investments were denominated in currencies (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Long-term and Short-term treasury investments
Financial assets	¥ 83,047,834	¥ 83,613,004	¥ 68,410,449	¥ 87,143,310
Treasury investments
Long-term and Short-term treasury investments
Financial assets	41,028,994	27,134,982	27,165,510	16,895,394
Treasury investments | RMB
Long-term and Short-term treasury investments
Financial assets	6,252,636	2,656,517	5,150,193	5,064,463
Treasury investments | USD
Long-term and Short-term treasury investments
Financial assets	34,249,206	24,115,488	21,618,562	¥ 11,830,931
Treasury investments | Others
Long-term and Short-term treasury investments
Financial assets	¥ 527,152	¥ 362,977	¥ 396,755